Expenses	12 Months Ended
Jun. 30, 2025
Expenses [Abstract]
Expenses
7.	Expenses
	2025 $’000	2024 $’000	2023 $’000
Acquisition and transaction costs	–	441	–
Administration and corporate overheads	4,817	6,798	8,040
Changes in inventories of finished goods and work in progress	25,491	(32,623)	(41,408)
Depreciation and amortisation expense	38,597	33,777	6,162
Employee benefits expense	43,133	46,501	18,928
External services	171,740	176,140	21,970
Impairment and write down of financial assets	548	8,134	–
Loss on disposal of financial assets	–	1,264	–
Net movement in inventories relating to net realisable value adjustments (1)	4,200	10,437	–
Raw materials and consumables used	46,694	44,769	5,060
All other operating expenses	12,527	13,368	7,042
Total expenses (2)	347,747	309,006	25,794

(1)	Refer to Note 11 for details on the net movement in inventories relating to net realisable value adjustments.
(2)
The amount reported for the year ended 30 June 2025 includes $12.5 million of non-recurring merger transaction and integration costs (2024 and 2023: Nil), of which $12.3 million is included within ‘External services’ and $0.2 million is included within ‘Administration and corporate overheads’.